Jun. 06, 2017

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			11/30/2015
Return before taxes	-10.24%	-7.38%
Return after taxes on distributions	-10.24%	-7.38%
Return after taxes on distributions and sale of fund shares	-5.80%	-5.62%
Class I	-4.75%	-7.10%	11/30/2015
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

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Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			11/30/2015
Return before taxes	-4.75%	-7.10%
Return after taxes on distributions	-4.75%	-7.10%
Return after taxes on distributions and sale of fund shares	-2.69%	-5.41%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			11/30/2015
Return before taxes	-10.24%	-7.38%
Return after taxes on distributions	-10.24%	-7.38%
Return after taxes on distributions and sale of fund shares	-5.80%	-5.62%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Global Long/Short Equity

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and

Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading "Performance":

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			11/30/2015
Return before taxes	-10.24%	-7.38%
Return after taxes on distributions	-10.24%	-7.38%
Return after taxes on distributions and sale of fund shares	-5.80%	-5.62%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.61%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017